Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

17. Income Taxes

The Company estimates an annual effective tax rate of 0% for the year ended December 31, 2024 as the Company incurred losses for the three months ended March 31, 2024 and 2023 and is forecasting an estimated net loss for both financial statement and tax purposes for the year ended December 31, 2024. Therefore, no federal or state income taxes are expected and none have been recorded at this time. Income taxes have been accounted for using the liability method in accordance with FASB ASC 740.

Due to the Company’s history of losses since inception, there is not enough evidence at this time to support that the Company will generate future income of a sufficient amount and nature to utilize the benefits of its net deferred tax assets. Accordingly, the deferred tax assets have been reduced by a full valuation allowance, since the Company cannot currently support that realization of its deferred tax assets is more likely than not.

At March 31, 2024 and 2023, the Company had no unrecognized tax benefits that would reduce the Company’s effective tax rate if recognized.

20. Income Taxes

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2023		2022
Statutory federal income tax benefit	$(3,025,315)	21.0%	$(3,248,385)	21.0%
State taxes, net of federal tax benefit	(219,705)	1.5%	(327,095)	2.1%
Change in valuation allowance	2,079,231	-14.4%	1,435,041	-9.3%
Change in state tax rate	462,709	-3.2%	13,055	-0.1%
Change in fair value estimates	(2,050,026)	14.2%	1,610,993	-10.4%
Non-deductible interest-IRC 163(j)	738,993	-5.1%	-	0.0%
Non-deductible transaction/restructuring costs	1,313,792	-9.1%	-	0.0%
Nondeductible warrant issuance expense	552,321	-3.8%	-	0.0%
Other non-deductible expenses	148,000	-1.0%	516,391	-3.3%
Effective tax rate	$-	0.0%	$-	0.0%

The components of income tax provision (benefit) are as follows:

As of December 31,
	2023	2022
Federal:
Current	$-	$-
Deferred	-	-
State and Local:
Current	-	-
Deferred	-	-
Total	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$6,368,669	$3,744,512
Contribution carryforwards	24,626	20,837
Stock-based compensation	155,404	25,216
Accrual to cash adjustment	1,299	482,109
Startup costs	1,816,143	-
Lease Liabilities	52,805	119,971
Right of use assets	(30,236)	(71,024)
Capitalized R&D costs (Sec. 174)	798,802	451,195
Other	(3,363)	696
	9,184,149	4,773,512
Valuation allowance	(9,184,149)	(4,773,512)
Deferred tax assets, net of allowance	$-	$-

As of December 31, 2023, the Company had federal and state net operating loss carryforwards of approximately $26,705,200 and $13,043,900, respectively. As of December 31, 2022, the Company had federal and state net operating loss carryforwards of approximately $15,325,300 and $9,175,400, respectively. Federal losses of $124,500 begin to expire in 2036 and $26,580,700 of the federal losses carryforward indefinitely. State losses of $10,666,100 begin to expire in 2031 and $2,377,800 of the state losses carryforward indefinitely. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

The Company has determined, based upon available evidence, that it is more likely than not that all the net deferred tax assets will not be realized and, accordingly, has provided a full valuation allowance against its net deferred tax asset. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

The Company has determined that it had no material uncertain tax benefits for the year ended December 31, 2023 and 2022. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in interest expense and penalties in operating expense. No amounts were accrued for the payment of interest and penalties at December 31, 2023, and 2022.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2023, the 2016 and subsequent tax years related to all jurisdictions remain open.

The Company has no open tax audits with any taxing authority as of December 31, 2023.